Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended
	Jul. 12, 2017	Jun. 21, 2017	Oct. 27, 2016	Aug. 26, 2016	Jun. 17, 2015	Apr. 02, 2016	Jun. 30, 2017	Aug. 01, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Par value							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Description on reverse stock split			1-for-10 reverse split	1-for-1,000	1-for-100 reverse split	1-for-100 reverse stock split
Las Vegas Office Lease [Member] | August 1, 2017 [Member]
Non-cancelable operating lease opening date							Oct. 01, 2017
Non-cancelable operating lease expiration date							Sep. 30, 2020
Monthly rental payments							$ 5,794
Subsequent Event [Member]
Description on reverse stock split		The Company’s sole director and holder of a majority of the voting power of the issued and outstanding capital stock of the Company to effect a reverse 1-for-1,000 stock split (the “Reverse Split”), followed immediately by a forward 1,000-for-1 stock split (the “Forward Split”) of the Company’s common stock.
Subsequent Event [Member] | Maximum [Member]
Stock issued during period, shares, reverse stock splits		1,000
Subsequent Event [Member] | Maximum [Member] | Forward Split [Member]
Stock issued during period, shares, stock splits		1,000
Subsequent Event [Member] | Minimum [Member]
Stock issued during period, shares, stock splits		1,000
Subsequent Event [Member] | LendingClub Corporation [Member]
Exchange shares	4
Par value	$ 0.01
Outstanding shares, percent	9.99%
Reserve stock split description							The Company expected that a significant number of new shareholders may have been obtained in connection with the Lending Club Tender Offer, including those holding fewer than 1,000 shares.
Subsequent Event [Member] | LendingClub Corporation [Member] | Maximum [Member]
Shares issued	40,345,603
Director [Member] | Subsequent Event [Member]
Cash dividend per share								$ 0.005
Mr. Mathieson [Member] | Subsequent Event [Member]
Consulting contract term							1 year 6 months
Consulting contract description							The 2017 Consulting Contract has a term of 1.5 years and renews automatically for one year periods unless notice of termination is provided 30 days prior to the automatic renewal date.
Bonus for services rendering							$ 1,200,000